Share-Based Payments - Terms and Conditions of Options Granted Under share plans (Details)		12 Months Ended
	Jan. 15, 2019	Jun. 30, 2023
Sisonke ESOP | Participation units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years
Executive Directors and Prescribed Officers | Year One | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Executive Directors and Prescribed Officers | Year Two | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Executive Directors and Prescribed Officers | Year three | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Executive Directors and Prescribed Officers | Year four | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Executive Directors and Prescribed Officers | Year five | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%